AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 14, 1996

                                                              File No. 333-00641
                                                              File No. 811-07527
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933       /X/
                         POST-EFFECTIVE AMENDMENT NO. 3
                         ------------------------------

                                      and

                         REGISTRATION STATEMENT UNDER
                        INVESTMENT COMPANY ACT OF 1940    /X/
                                AMENDMENT NO. 4
                                ---------------

                                  TURNER FUNDS
               (Exact Name of Registrant as Specified in Charter)

                         c/o The CT Corporation System
                                2 Oliver Street
                          Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

       Registrant's Telephone Number, including Area Code (610) 251-0268

                    (Name and Address of Agent for Service)

                                STEPHEN KNEELEY
                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DR., SUITE 350
                        BERWYN, PENNSYLVANIA 19312-2414

                                   Copies to:

        JAMES W. JENNINGS, ESQUIRE                  JOHN H. GRADY, JR., ESQUIRE
        MORGAN, LEWIS & BOCKIUS LLP                 MORGAN, LEWIS & BOCKIUS LLP
        2000 ONE LOGAN SQUARE                       1800 M STREET, NW
        PHILADELPHIA, PENNSYLVANIA  19103           WASHINGTON, DC  20036
--------------------------------------------------------------------------------
It is proposed that this filing will become effective (check appropriate box)

______  immediately upon filing pursuant to paragraph (b)
______  on [date] pursuant to paragraph (b)
______  60 days after filing pursuant to paragraph (a)
______  on [date] pursuant to paragraph (a)(1) of Rule 485
    x   75 days after filing pursuant to paragraph (a)(2)
------

Pursuant to the provisions of Rule 24f-2 under the Investment Act of 1940, an indefinite number of units of beneficial interest is being registered by this Registration Statement.
--------------------------------------------------------------------------------

                                  TURNER FUNDS
                             CROSS REFERENCE SHEET


N-1A ITEM NO.                                       LOCATION
--------------------------------------------------------------------------------
PART A -
 Item 1.         Cover Page                         Cover Page
 Item 2.         Synopsis                           Summary; Expense Summary
 Item 3.         Condensed Financial Information    Financial Highlights
 Item 4.         General Description of Registrant  The Trust and the Funds;
                                                    Investment Objectives;
                                                    Investment Policies; Risk
                                                    Factors; Investment Limita-
                                                    tions; General Information-
                                                    The Trust
 Item 5.         Management of the Fund             General Information-Trustees
                                                    of the Trust; The Adviser,
                                                    The Administrator, The
                                                    Transfer Agent, The Distri-
                                                    butor, Porfolio Transac-
                                                    tions, Expense Summary
 Item 5A.        Management's Discussion of Fund    *
                 Performance
 Item 6.         Capital Stock and Other            General Information-Voting
                 Securities                         Rights; General Information-
                                                    Shareholders Inquiries;
                                                    General Information-
                                                    Dividends and Distributions;
                                                    Taxes
 Item 7.         Purchase of Securities Being       Purchase and Redemption of
                 Offered                            Shares
 Item 8.         Redemption or Repurchase           Purchase and Redemption of
                                                    Shares
 Item 9.         Pending Legal Proceedings          *

PART B -

 Item 10.        Cover Page                         Cover Page
 Item 11.        Table of Contents                  Table of Contents
 Item 12.        General Information and History    The Trust
 Item 13.        Investment Objectives and          Investment Objectives
                 Policies                           (Prospectus); Investment
                                                    Policies (Prospectus);
                                                    Investment Limitations
 Item 14.        Management of the Registrant       General Information -
                                                    Trustees of the Trust
                                                    (Prospectus); Trustees and
                                                    Officers of the Trust; The
                                                    Administrator
 Item 15.        Control Persons and Principal      Trustees and Officers of the
                 Holders of Securities              Trust; 5% Shareholders


 Item 16.        Investment Advisory and Other      The Adviser (Prospectus and
                 Services                           Statement of Additional
                                                    Information); The
                                                    Administrator (Prospectus
                                                    and Statement of Additional
                                                    Information); The
                                                    Distributor (Prospectus and
                                                    Statement of Additional
                                                    Information); The Transfer
                                                    Agent (Prospectus); General
                                                    Information - Counsel and
                                                    Independent Public
                                                    Accountants (Prospectus);
                                                    Experts; General
                                                    Information - Custodian
                                                    (Prospectus)
 Item 17.        Brokerage Allocation               Portfolio Transactions
                                                    (Prospectus); Portfolio
                                                    Transactions
 Item 18.        Capital Stock and Other            Description of Shares
                 Securities
 Item 19.        Purchase, Redemption, and          Purchase and Redemption of
                 Pricing of Securities Being        Shares (Prospectus);
                 Offered                            Purchase and Redemption of
                                                    Shares; Determination of Net
                                                    Asset Value;
 Item 20.        Tax Status                         Taxes (Prospectus); Taxes
 Item 21.        Underwriters                       The Distributor
 Item 22.        Calculation of Performance Data    Computation of Yield and
                                                    Total Return
 Item 23.        Financial Statements               Financial Information

Part C -

         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

* Not Applicable

                                 TURNER FUNDS

                              Investment Adviser:
                       TURNER INVESTMENT PARTNERS, INC.


The Turner Funds (the "Trust") provides a convenient and economical means of investing in professionally managed portfolios of securities. This Prospectus offers shares of the following mutual fund (the "Fund"), which is a separate series of the Trust:


                          TURNER ULTRA LARGE CAP FUND


This Prospectus concisely sets forth the information about the Trust and the Fund that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information dated January 31, 1997, has been filed with the Securities and Exchange Commission and is available without charge by calling 1-800-224-6312. The Statement of Additional Information is incorporated into this Prospectus by reference.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


January 31, 1997

                               TABLE OF CONTENTS


SUMMARY..............................................................   3
EXPENSE SUMMARY......................................................   5
THE TRUST AND THE FUND...............................................   6
INVESTMENT OBJECTIVE.................................................   6
INVESTMENT POLICIES..................................................   6
RISK FACTORS.........................................................   7
INVESTMENT LIMITATIONS...............................................   7
THE ADVISER..........................................................   8
THE ADMINISTRATOR....................................................   8
THE TRANSFER AGENT...................................................   9
THE DISTRIBUTOR......................................................   9
PORTFOLIO TRANSACTIONS...............................................   9
PURCHASE AND REDEMPTION OF SHARES....................................   9
PERFORMANCE..........................................................  12
TAXES................................................................  13
GENERAL INFORMATION..................................................  15
DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS................  16

                                    SUMMARY

The following provides basic information about the Turner Ultra Large Cap Fund (the "Fund"). The Fund is one of five mutual funds comprising the Turner Funds (the "Trust"). This summary is qualified in its entirety by reference to the more detailed information provided elsewhere in this Prospectus and in the Statement of Additional Information.

What is the Fund's investment objective and primary policies?

The Ultra Large Cap Fund seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks of issuers with, at the time of purchase, market capitalizations in excess of $10 billion that the Adviser believes offer strong earnings growth potential.

What are the risks involved with investing in the Fund? The investment policies of the Fund entail certain risks and considerations of which investors should be aware. The Fund invests in securities of smaller capitalization companies that fluctuate in value, and investors should expect the Fund's net asset value per share to fluctuate in value. The value of equity securities in which the Fund invests may be affected by the financial markets as well as by developments impacting specific issuers. Investments in smaller capitalization companies involves greater risk than investments in larger, more established companies. The Fund may enter into futures and options transactions and may purchase zero coupon securities. Investments in these securities involve certain risks.

For more information about the Fund, see "Investment Objectives," "Investment Policies," "Risk Factors," and "Description of Permitted Investments and Risk Factors."

Who is the Adviser? Turner Investment Partners, Inc. (the "Adviser") serves as the investment adviser to the Fund. See "Expense Summary" and "The Adviser."

Who is the Administrator? SEI Fund Resources (the "Administrator") serves as the administrator and shareholder servicing agent for the Fund. See "Expense Summary" and "The Administrator."

Who is the Distributor? SEI Financial Services Company (the "Distributor") serves as the distributor of the Fund's shares. See "The Distributor."

Who is the Transfer Agent? DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Trust. See "The Transfer Agent."

Is there a sales load?  No, shares of the Fund are offered on a no-load basis.

Is there a minimum investment? The Fund requires a minimum initial investment of $10,000, which the Distributor may waive at its discretion.

How do I purchase and redeem shares? Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange is open for business ("Business Day"). A purchase order will be effective as of the Business Day received by the Transfer Agent if the Transfer Agent receives the order and payment, by check or in readily available funds, prior to 4:00 p.m. Eastern time. Redemption orders received by the Transfer Agent prior to 4:00 p.m. Eastern time on any Business Day will be effective that day. The purchase and redemption price for shares is the net asset value per share determined as of the end of the day the order is effective. See "Purchase and Redemption of Shares."

How are distributions paid? The Fund distributes substantially all of its net investment income (exclusive of capital gains) in the form of periodic dividends. Any capital gain is distributed at least annually. Distributions are paid in additional shares unless the shareholder elects to take the payment in cash. See "Dividends and Distributions."

                                EXPENSE SUMMARY



SHAREHOLDER TRANSACTION EXPENSES
--------------------------------------------------------------------------------
Sales Load Imposed on Purchases............................................ None
Sales Load Imposed on Reinvested Dividends................................. None
Deferred Sales Load........................................................ None
Redemption Fees (1)........................................................ None
Exchange Fees.............................................................. None
--------------------------------------------------------------------------------

(1) A wire redemption charge, currently $10.00, is deducted from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder.


ANNUAL OPERATING EXPENSES (as a percentage of average net assets)
--------------------------------------------------------------------------------
                                                                 Turner Ultra
                                                                 Large Cap
                                                                 Fund
--------------------------------------------------------------------------------
Advisory Fees/1/                                                          .50%
12b-1 Fees                                                                None
Other Expenses/2/                                                         .50%
-------------------------------------------------------------------------------
Total Operating Expenses                                                 1.00%
-------------------------------------------------------------------------------

(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fee for the Ultra Large Cap Fund to the extent necessary to keep the "Total Operating Expenses" of the Fund during the current fiscal year from exceeding 1.00%. The Adviser reserves the right to terminate any such waiver at any time in its sole discretion.

(2) "Other Expenses" for the Fund are estimated for the current fiscal year, and do not reflect the value of arrangements whereby certain broker-dealers have agreed to pay expenses of the Fund in return for the direction of a percentage of the Fund's brokerage transactions. As a result of these arrangements, the amount of "Other Expenses" and "Total Operating Expenses" deducted from the Fund's assets is expected to be .44% and .94%, respectively, and pursuant to the Adviser's guarantee, "Total Operating Expenses" will not exceed 1.00%. In addtion, "Other Expenses" is based upon an estimate of administrative costs using the annual minimum fee for such services and an assumed average daily net asset level of $16 million.

EXAMPLE

--------------------------------------------------------------------------------
You would pay the following expenses on a $1,000 investment in the Fund assuming (1) a 5% annual return and (2) redemption
at the end of each time period.                                 1 year  3 years
                                                                 ------  -------
     Turner Ultra Large Cap Fund                                  $10     $32
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The example is based upon total operating expenses of the Fund after waivers and reimbursements, if any, as shown in the expense table. The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The purpose of the expense table and example is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by shareholders of the Fund. Additional information may be found under "The Adviser" and "The Administrator."

THE TRUST AND THE FUND

Turner Funds (the "Trust") offers shares in five separately-managed mutual funds, each of which is a separate series of the Trust. Each share of each mutual fund represents an undivided, proportionate interest in that mutual fund. This Prospectus offers shares of the Trust's Turner Ultra Large Cap Fund (the "Fund").

INVESTMENT OBJECTIVE

Turner Ultra Large Cap Fund -- The Turner Ultra Large Cap Fund seeks capital appreciation.

There can be no assurance that the Fund will achieve its investment objective.

INVESTMENT POLICIES

Turner Ultra Large Cap Fund

The Fund invests primarily (and, under normal conditions, at least 65% of its total assets) in a diversified portfolio of common stocks of issuers that, at the time of purchase, have market capitalizations in excess of $10 billion that the Adviser believes to have strong earnings growth potential. The Fund seeks to purchase securities that are well diversified across economic sectors and to maintain sector concentrations that approximate the economic sector weightings comprising the Russell 200 Growth Index (or such other appropriate index selected by the Adviser). Any remaining assets may be invested in securities issued by smaller capitalization companies, warrants and rights to purchase common stocks, and they may invest up to 10% of its total assets in ADRs. The Fund only will purchase securities that are traded on registered exchanges or the over-the-counter market in the United States.

The Fund may purchase shares of other investment companies, purchase foreign securities, purchase securities on a when-issued basis, enter into futures and options transactions and invest up to 15% of its net assets in illiquid securities.

The Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including U.S. Government securities, bank obligations, commercial paper rated in the highest rating category by a nationally recognized statistical rating organization ("NRSRO"), repurchase agreements involving the foregoing securities), shares of money market investment companies and cash.

For a further description of these types of instruments see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

RISK FACTORS

Equity Securities -- Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a fund invests will cause the net asset value of that fund to fluctuate. An investment in such funds may be more suitable for long-term investors who can bear the risk of short-term principal fluctuations.

The Ultra Large Cap Fund may invest in equity securities of mid-size companies. Any investment in middle capitalization companies involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of mid-size companies are often traded in the over-the-counter market and if listed on a national securities exchange may not be traded in volumes typical for that exchange. Thus, the securities of mid-size companies are likely to be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

Portfolio Turnover -- Under normal circumstances, the portfolio turnover rate for the Fund is not expected to exceed 150%. An annual portfolio turnover rate in excess of 100% may result from the Adviser's investment strategy of focusing on earnings potential and disposing of securities when the Adviser believes that their earnings potential has diminished, or may result from the Adviser's maintenance of appropriate issuer diversification. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain. See "Taxes."

INVESTMENT LIMITATIONS

The investment objective of the Fund and certain of the investment limitations set forth here and in the Statement of Additional Information are fundamental policies of the Fund. Fundamental policies cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares.

1. The Fund may not: (i) purchase securities of any issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund's total assets.

2. The Fund may not purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities.

The foregoing percentages will apply at the time of the purchase of a security.

THE ADVISER

Turner Investment Partners, Inc. is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of the Adviser. As of September 30, 1996, the Adviser had discretionary management authority with respect to approximately $2.27 billion of assets, including the Trust's other portfolios. The Adviser has provided investment advisory services to investment companies since 1992. The principal business address of the Adviser is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312.

The Adviser serves as the investment adviser for the Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .50% of the average daily net assets of the Fund. The Adviser has voluntarily agreed to waive all or a portion of its fee and to reimburse expenses of the Fund in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.00%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers and reimbursements, if any, at any time.

Robert E. Turner, CFA, Chairman and Chief Investment Officer of the Adviser, is a co-manager of the Fund. Mr. Turner founded Turner Investment Partners, Inc. in 1990. Prior to 1990, he was Senior Investment Manager with Meridian Investment Company. He has 15 years of investment experience.

John Hammerschmidt, Senior Equity Portfolio Manager, is a co-manager of the Fund. Mr. Hammerschmidt joined the Adviser in 1992. Prior to 1992, he was a Vice President in Government Securities Trading at S.G. Warburg. He has 13 years of investment experience.

THE ADMINISTRATOR

SEI Fund Resources (the "Administrator") provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel, and facilities.

For these administrative services, the Administrator is entitled to a fee from the Fund, which is calculated daily and paid monthly, at an annual rate of .12% of the Fund's average daily net assets up to $75 million, .10% on the next $75 million of such assets, .09% on the next $150 million of such assets, .08% of the next $300 million of such assets, and .075% of such assets in excess of $600 million. For the first 6 months of operations, the Fund will pay no fee to the Administrator.

For the second 6 months of operations, the Fund will pay to the Administrator 25% of the $75,000 minimum annual administration fee. Once the Fund's net assets exceed $62.5 million, the Administrator will receive asset-based fees in accordance with the schedule set forth above.

The Administrator also serves as shareholder servicing agent for the Trust under a shareholder servicing agreement with the Trust.

THE TRANSFER AGENT

DST Systems, Inc., 1004 Baltimore Street, Kansas City, Missouri 64105 (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Trust under a transfer agency agreement with the Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658, a wholly-owned subsidiary of SEI Corporation, acts as the Trust's distributor pursuant to a distribution agreement (the "Distribution Agreement"). No compensation is paid to the Distributor for its distribution services. Certain broker-dealers assist their clients in the purchase of shares from the Distributor and charge a fee for this service in addition to the Fund's public offering price.

PORTFOLIO TRANSACTIONS

The Fund may execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation. The Adviser may direct commission business for the Fund to designated broker-dealers (including the Distributor) in connection with such broker-dealers' payment of certain Fund expenses.

Since shares of the Fund are not marketed through intermediary broker-dealers, the Fund does not have a practice of allocating brokerage or effecting principal transactions with broker-dealers on the basis of sales of shares which may be made through such firms. However, the Adviser may place orders for the Fund with qualified broker-dealers who refer clients to the Fund.

PURCHASE AND REDEMPTION OF SHARES

Investors may purchase and redeem shares of the Fund directly through the Transfer Agent, DST Systems, Inc., P.O. Box 419805, Kansas City, Missouri 64141-6805, by mail or wire transfer. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail. Purchases and redemptions of shares of the Fund may be made on any Business Day. Shares of the Fund are offered only to residents of states in which such shares are eligible for purchase.

The minimum initial investment in the Fund is $10,000, and subsequent purchases must be at least $1,000. The Distributor may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment.

Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to the Fund's public offering price.

Purchases by Mail

An account may be opened by mailing a check or other negotiable bank draft payable to "Turner Funds (Fund name)" for $10,000 or more, together with a completed Account Application to the Transfer Agent, DST Systems, Inc., P.O. Box 419805, Kansas City, Missouri 64141-6805. Third-Party checks, credit cards, credit card checks and cash will not be accepted. When purchases are made by check, redemption proceeds will not be mailed until payment for the investment being redeemed has been collected by the Fund, which may take up to 15 days. Subsequent investments may also be mailed directly to the Transfer Agent.

Purchases by Wire Transfer

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to: United Missouri Bank of Kansas, N.A.; ABA #10-10-00695; for Account Number 98-7060-116-8; Further Credit: [___________ Fund].
The shareholder's name and account number must be specified in the wire.

Initial Purchases: Before making an initial investment by wire, an investor must first telephone 1-800-224-6312 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: DST Systems, Inc., P.O. Box 419805, Kansas City, Missouri 64141-6805.

Subsequent Purchases: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire. Subsequent purchases may also be made by wire through the Automated Clearing House ("ACH").

General Information Regarding Purchases

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent receives the purchase request in good order and payment before 4:00 p.m., Eastern time. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and any additional documentation required. Purchase requests in good order received after 4:00 p.m., Eastern time, will be effective the next

Business Day. Payment may be made by check or readily available funds. The purchase price of shares of the Fund is the Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of the Fund calculated to three decimal places. The Trust will not issue certificates representing shares of the Fund.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust or its shareholders to accept such order.

Exchanges

Shareholders of the Fund may exchange their shares for shares of the other Turner Funds that are then offering their shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected, and the exchange privilege may be exercised only in those states where shares of the new Fund may legally be sold. If the Transfer Agent receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by 4:00 p.m. Eastern Time on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Trust reserves the right to modify or terminate this exchange offer on 60 days' notice.

Redemptions

Redemption requests in good order received by the Transfer Agent prior to 4:00 p.m., Eastern time on any Business Day will be effective that day. To redeem shares of the Fund, shareholders must place their redemption orders with the Transfer Agent prior to 4:00 p.m., Eastern time, on any Business Day. The redemption price of shares of the Fund is the net asset value per share of the Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days. Shareholders may not close their accounts by telephone.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve or ACH wire transfer. There is no charge for having a check for redemption proceeds mailed. The Custodian will deduct a wire charge, currently $10.00, from the amount of a Federal Reserve wire redemption payment made at the request of a shareholder. Shareholders cannot redeem shares of the Fund by Federal Reserve wire on Federal holidays restricting wire transfers. The Fund does not charge for ACH wire transactions; however, such transactions will not be posted to a shareholder's bank account until the second Business Day following the transaction.

Neither the Trust nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

Valuation of Shares

The net asset value per share of the Fund is determined by dividing the total market value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined daily as of the close of business of the New York Stock Exchange (currently, 4:00 p.m., Eastern time) on any Business Day.

PERFORMANCE

From time to time, the Fund may advertise its yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made regarding actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment.

The total return of the Fund refers to the average compounded rate of return on a hypothetical investment, for designated time periods (including but not limited to the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions.

The Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. The Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. The Fund may also quote the Frank Russell Company or Wilshire Associates, consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of the Fund's portfolio. The Fund may use long term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

The Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes.

Tax Status of the Fund:

The Fund is treated as a separate entity for federal income tax purposes and is not combined with the Trust's other portfolios. The Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as the Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

Tax Status of Distributions:

The Fund will distribute all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Distributions from net investment income will qualify for the dividends-received deduction for corporate shareholders only to the extent such distributions are derived from dividends paid by domestic corporations. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. The Fund will make annual reports to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Certain securities purchased by the Fund are sold with original issue discount and thus do not make periodic cash interest payments. The Fund will be required to include as part of its current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because the Fund distributes all of its net investment income to its shareholders, the Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

The Fund may, in certain circumstances, accept securities that are appropriate investments as payment for Fund shares (an "In-Kind Purchase"). An In-Kind Purchase may result in adverse tax consequences under certain circumstances to either the investors transferring securities for shares (an "In-Kind Investors") or to investors who acquire shares of the Fund after a transfer ("new shareholders"). As a result of an In-Kind Purchase, the Fund may acquire securities that have appreciated in value or depreciated in value from the date they were acquired. If appreciated securities were to be sold after an In-Kind Purchase, the amount of the gain would be taxable to new shareholders as well as to In-Kind Investors. The effect of this for new shareholders would be to tax them on a distribution that represents a return of the purchase price of their shares rather than an increase in the value of their investment. The effect on In-Kind Investors would be to reduce their potential liability for tax on capital gains by spreading it over a larger asset base. The opposite may occur if the Fund acquires securities having an unrealized capital loss. In that case, In-Kind Investors will be unable to utilize the loss to offset gains, but, because an In-Kind Purchase will not result in any gains, the inability of In-Kind Investors to utilize unrealized losses will have no immediate tax effect. For new shareholders, to the extent that unrealized losses are realized by the Fund, new shareholders may benefit by any reduction in net tax liability attributable to the losses. The Adviser cannot predict whether securities acquired in any In-Kind Purchase will have unrealized gains or losses on the date of the In-Kind Purchase. Consistent with its duties as investment adviser, the Adviser will, however, take tax consequences to investors into account when making decisions to sell portfolio assets, including the impact of realized capital gains on shareholders of the Fund.

Dividends declared by the Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. The Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

Income received on direct U.S. obligations is exempt from income tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from the Fund provided certain state-specific conditions are satisfied. The Funds will inform shareholders annually of the percentage of income and distributions derived from direct U.S. obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Fund is considered tax exempt in their particular state. Income derived by the Fund from securities of foreign issuers may be subject to foreign withholding taxes. The Fund will not be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes.

Each sale, exchange or redemption of the Fund's shares is a taxable event to the shareholder.

GENERAL INFORMATION

The Trust

The Trust, an open-end management investment company, was organized under Massachusetts law as a business trust under a Declaration of Trust dated January 26, 1996. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto. The Trust reserves the right to create and issue shares of additional portfolios.

The Trust pays its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights

Each share held entitles the Shareholder of record to one vote for each dollar invested. In other words, each shareholder of record is entitled to one vote for each dollar of net asset value of the shares held on the record date for the meeting. Shareholders of each Fund will vote separately on matters pertaining solely to that Fund. As a Massachusetts business trust, the Trust is not required to hold annual meetings of Shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.

Reporting

The Trust issues unaudited financial information semiannually and audited financial statements annually for the Fund. The Trust also furnishes periodic reports and, as necessary, proxy statements to shareholders of record.

Shareholder Inquiries

Shareholder inquiries should be directed to DST Systems, Inc., P.O. Box 419805, Kansas City, Missouri 64141-6805, or by calling 1-800-224-6312. Purchases, exchanges and redemptions of shares should be made through the Transfer Agent by calling 1-800-224-6312.

Dividends and Distributions

Substantially all of the net investment income (excluding capital gains) of the Fund is distributed in the form of dividends at least annually. If any capital gain is realized, substantially all of it will be distributed at least annually.

Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer.

Dividends and other distributions of the Fund are paid on a per share basis.
The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

Counsel and Independent Public Accountants

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as independent auditor for the Trust.

Custodian

CoreStates Bank, N.A., Broad and Chestnut Streets, P.O. Box 7618, Philadelphia, Pennsylvania 19101, acts as the custodian (the "Custodian") of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the Investment Company Act of 1940, as amended (the "1940 Act").

DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

The following is a description of permitted investments of the Fund:

AMERICAN DEPOSITARY RECEIPTS ("ADRs") -- ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

DERIVATIVES - Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and
                                                             ----
calls), swap agreements, mortgage-backed securities (e.g., CMOs, REMICs, IOs and
                                                     ----
POs), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g.,
                                                                         ----
Receipts and STRIPs), privately issued stripped securities (e.g., TGRs, TRs, and
                                                            ----
CATs). See elsewhere in the Description of Permitted Investments and Risk Factors for discussions of these various instruments, and see "Investment Policies" and "Risk Factors" for more information about any investment policies and limitations applicable to their use.

ILLIQUID SECURITIES -- Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with durations over 7 days in length.

MONEY MARKET INSTRUMENTS - Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

REPURCHASE AGREEMENTS -- Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. The Fund bears a risk of loss in the event the other party defaults on its obligations and the Fund is delayed or prevented from exercising its right to dispose of the collateral or if the Fund realizes a loss on the sale of the collateral. The Fund will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.

U.S. GOVERNMENT AGENCY OBLIGATIONS - Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the United States Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the United States Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Federal National Mortgage Association securities).

U.S. GOVERNMENT SECURITIES - Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS - Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

WARRANTS -- Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES -- When-issued or delayed delivery transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The Fund will maintain with the Custodian a separate account with liquid, high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date, and no interest accrues to the Fund before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES -- Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

Trust:
TURNER FUNDS



Funds:
TURNER ULTRA LARGE CAP FUND



Adviser:
TURNER INVESTMENT PARTNERS, INC.



Distributor:
SEI FINANCIAL SERVICES COMPANY



Administrator:
SEI FUND RESOURCES



Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP



Independent Public Accountants:
ERNST & YOUNG LLP



January 31, 1997

                                    Trust:
                                 TURNER FUNDS

                                     Funds:
                          TURNER ULTRA LARGE CAP FUND

                              Investment Adviser:
                        TURNER INVESTMENT PARTNERS, INC.

This Statement of Additional Information is not a prospectus and relates only to the Turner Ultra Large Cap Fund (the "Fund"). It is intended to provide additional information regarding the activities and operations of the Turner Funds (the "Trust") and the Fund, and should be read in conjunction with the Fund's Prospectus dated January 31, 1997. The Prospectus may be obtained without charge by calling 1-800-224-6312.

                               TABLE OF CONTENTS

THE TRUST.................................................................  S-2
DESCRIPTION OF PERMITTED INVESTMENTS......................................  S-2
INVESTMENT LIMITATIONS....................................................  S-6
THE ADVISER...............................................................  S-9
THE ADMINISTRATOR.........................................................  S-9
THE DISTRIBUTOR........................................................... S-10
TRUSTEES AND OFFICERS OF THE TRUST........................................ S-10
COMPUTATION OF YIELD AND TOTAL RETURN..................................... S-13
PURCHASE AND REDEMPTION OF SHARES......................................... S-13
DETERMINATION OF NET ASSET VALUE.......................................... S-14
TAXES..................................................................... S-14
PORTFOLIO TRANSACTIONS.................................................... S-15
DESCRIPTION OF SHARES..................................................... S-17
SHAREHOLDER LIABILITY..................................................... S-17
LIMITATION OF TRUSTEES' LIABILITY......................................... S-17
5% SHAREHOLDERS........................................................... S-17

January 31, 1997

THE TRUST

This Statement of Additional Information relates only to the Turner Ultra Large Cap Fund (the "Fund"). The Fund is a separate series of the Turner Funds (the "Trust"), a diversified, open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 26, 1996. The Declaration of Trust permits the Trust to offer separate series ("portfolios") of shares of beneficial interest ("shares"). Each portfolio is a separate mutual fund, and each share of each portfolio represents an equal proportionate interest in that portfolio. The Trust currently has four other portfolios which are offered by a separate prospectus. See "Description of Shares." No investment in shares of a portfolio should be made without first readingthat portfolio's prospectus. Capitalized terms not defined herein are defined in the Prospectus offering shares of the Fund.

DESCRIPTION OF PERMITTED INVESTMENTS

Foreign Securities

Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits. Investments in securities of foreign issuers are frequently denominated in foreign currencies and the value of the Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. The Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, the Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the Index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, the Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

The Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions (excluding the amount by which such options are in the money) do not exceed 5% of the Fund's net assets. The Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund's return.

In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid, high grade debt securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

Investment Company Shares

The Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition:
(1) the Fund owns more than 3% of the total voting stock of the other company;
(2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

Options

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

The Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realized as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid, high grade debt securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

The Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid, high grade debt securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risk Factors: Risks associated with options transactions include: (1) the
-------------
success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

Repurchase Agreements

Repurchase agreements are agreements by which the Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Fund for purposes of its investment limitations. The repurchase agreements entered into by the Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the Trust's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

INVESTMENT LIMITATIONS

Fundamental Policies

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of the Fund which cannot be changed with respect to the Fund without the consent of the holders of a majority of the Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. The Fund will not purchase securities while its borrowings exceed 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including real estate investment trusts), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the Investment Company Act of 1940 (the "1940 Act")) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

6. Invest in interests in oil, gas, or other mineral exploration or development programs and oil, gas or mineral leases.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

Non-Fundamental Policies

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except (i) by purchase in the open market involving only customary brokers' commissions;
     (ii) in connection with mergers, acquisitions of assets, or consolidations; or (iii) as otherwise permitted by the 1940 Act.

5. Purchase securities of any company which has (with predecessors) a record of less than three years continuing operations if, as a result, more than 15% of the total assets (taken at fair market value) would be invested in such securities.

6. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees. The Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities.

Additional Restrictions

The following are non-fundamental investment limitations that are currently required by one or more states in which the Trust sells shares of the Fund. These limitations are in addition to, and in some cases more restrictive than, the fundamental and non-fundamental investment limitations listed above. A limitation may be changed or eliminated without shareholder approval if the relevant state changes or eliminates its policy regarding such investment restriction. As long as the Fund's shares are registered for sale in such states, it may not:

1. Invest more than 5% of its net assets in warrants; provided that of this 5% no more than 2% will be in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange.

2. Invest in the securities of other investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary broker's commission, or except when the purchase is part of a plan of merger, consolidation, reorganization or acquisition.

THE ADVISER

The Trust and Turner Investment Partners, Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of the Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by any state in which the shares of the Fund are registered, the Adviser will bear the amount of such excess. The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement as to the Fund after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Fund Resources (the "Administrator") have entered into an administration agreement (the "Administration Agreement"). The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three (3) years after the effective date of the agreement and shall continue in effect for successive periods of one (1) year unless terminated by either party on not less than 90 days' prior written notice to the other party.

The Administrator, a Delaware business trust, has its principal business offices at 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. SEI Financial Management Corporation ("SFM"), a wholly-owned subsidiary of SEI Corporation ("SEI"), is the owner of all beneficial interest in the Administrator. SEI and its affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, The Arbor Fund, ARK Funds, Bishop Street Funds, CoreFunds, Inc., CrestFunds, Inc., CUFUND, FMB Funds, Inc., First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., Marquis Funds(R), Monitor Funds, Morgan Grenfell Investment Trust, The PBHG Funds, Inc., The Pillar Funds, Profit Funds Investment Trust, Rembrandt Funds(R), Santa Barbara Group of Mutual Funds, Inc., 1784 Funds(R), SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, Stepstone Funds, STI Classic Funds, and STI Classic Variable Trust.

THE DISTRIBUTOR

SEI Financial Services Company (the "Distributor"), a wholly-owned subsidiary of SEI, and the Trust are parties to a distribution agreement (the "Distribution Agreement"). The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not interested persons and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Trust pays the fees for unaffiliated Trustees.

The Trustees and Executive Officers of the Trusts, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with named companies during that period. Unless otherwise noted, the business address of each Trustee and each Executive Officer is SEI Financial Management Corporation, 680 East Swedesford Road, Wayne, Pennsylvania 19087-1658. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust; The Advisors' Inner Circle Fund; The Arbor Fund; ARK Funds; Bishop Street Funds; Conestoga Family of Funds; CoreFunds, Inc.;

CrestFunds, Inc.; CUFUND; First American Funds, Inc.; First American Investment Funds, Inc.; First American Strategy Funds, Inc.; FMB Funds, Inc.; Insurance Investment Products Trust; Inventor Funds, Inc.; Marquis Funds(R); Monitor Funds; Morgan Grenfell Investment Trust; The Pillar Funds; The PBHG Funds, Inc.; Rembrandt Funds(R); SEI Asset Allocation Trust; SEI Daily Income Trust; SEI Index Funds; SEI Institutional Managed Trust; SEI International Trust; SEI Liquid Asset Trust; SEI Tax Exempt Trust; 1784 Funds; Stepstone Funds; STI Classic Funds; and STI Classic Variable Trust, each of which is an open-end management investment company managed by SEI Financial Management Corporation or its affiliates and, except for Profit Funds Investment Trust, Rembrandt Funds(R), and Santa Barbara Group of Mutual Funds, Inc., distributed by SEI Financial Services Company.

ROBERT E. TURNER (DOB 11/26/56) - Trustee* - Chairman and Chief Investment Officer of Turner Investment Partners, Inc. (the Adviser) since 1990.

JOAN LAMM-TENNANT, Ph.D. (DOB 10/20/52) - Trustee - Professor of Finance, Villanova University, since 1989. Director, Selective Insurance (property and casualty insurance), since 1993. Director, Focus Trust Fund (mutual fund), since 1995.

ALFRED C. SALVATO (DOB 01/09/58) - Trustee - Treasurer, Thomas Jefferson University Health Care Pension Fund, since 1995, and Assistant Treasurer, 1988-1995.

MARK D. TURNER (DOB 12/12/57) - Trustee* - President and Director of Fixed Income Management of Turner Investment Partners, Inc. (the Adviser), since 1990.

JOHN T. WHOLIHAN (DOB 12/12/37) - Trustee - Professor, Loyola Marymount University, since 1984.

DAVID G. LEE (DOB 04/16/52) - President and Chief Executive Officer - Senior Vice President of the Administrator and Distributor since 1993. Vice President of the Administrator and Distributor (1991-1993). President, GW Sierra Trust Funds before 1991.

STEPHEN J. KNEELEY (DOB 02/09/63) - Vice President and Assistant Secretary - Chief Operating Officer of Turner Investment Partners, Inc., since 1990.

TODD B. CIPPERMAN (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the administrator and distributor since 1995. Associate, Dewey Ballantine (law firm), 1994-1995. Associate, Winston and Strawn (law firm), 1991-1994.

JOSEPH P. LYDON (DOB 09/27/59) - Vice President and Assistant Secretary - Director, Business Administration of Fund Resources, April 1995. Vice President, Fund Group, Dreman Value Management, LP, President Dreman Financial Services, Inc., prior to 1995.

SANDRA K. ORLOW (DOB 10/18/53) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and Distributor since 1988.

KEVIN P. ROBINS (DOB 04/15/61) - Vice President, Assistant Secretary - Senior Vice President, General Counsel and Assistant Secretary of SEI, Senior Vice President, General Counsel and Secretary of the Administrator and Distributor since 1994. Vice President and Assistant Secretary of SEI, the Administrator and Distributor 1992-1994. Associate, Morgan, Lewis & Bockius LLP(law firm) , 1988-1992.

KATHRYN L. STANTON (DOB 11/19/58) - Vice President and Assistant Secretary, Deputy General Counsel, Vice President and Assistant Secretary of SEI, Vice President and Assistant Secretary of the Administrator and Distributor, since 1994. Associate, Morgan, Lewis & Bockius LLP(law firm), 1989-1994.

STEPHEN G. MEYER (DOB 07/12/65) - Controller, Chief Financial Officer - Vice President and Controller of SEI Fund Resources since 1995. Director, Internal Audit and Risk Management, SEI Corporation, 1992-1995. Senior Associate, Coopers & Lybrand, 1990-1992.

BARBARA A. NUGENT (DOB 06/18/56) - Vice President and Assistant Secretary -Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate, Drinker, Biddle & Reath (law firm) (1994-1996). Assistant Vice President/Administration, Delaware Service Company, Inc. (1992-
1993): Assistant Vice President - Operations of Delaware Service Company, Inc. (1988-1992)

MARC H. CAHN (DOB 06/19/57) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI, the Administrator and Distributor since 1996. Associate General Counsel, Barclays Bank PLC (1995-1996). ERISA counsel, First Fidelity Bancorporation (1994-1995), Associate, Morgan, Lewis & Bockius LLP (1989-1994).

JAMES W. JENNINGS (DOB 01/15/37) - Secretary - Partner, Morgan, Lewis & Bockius LLP (law firm), counsel to the Trust, the Adviser, the Administrator and Distributor.

JOHN H. GRADY, JR. (DOB 06/01/61) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Partner, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor.

EDWARD B. BAER (DOB 09/27/68) - Assistant Secretary - 1800 M Street, N.W., Washington, D.C. 20036, Associate, Morgan, Lewis & Bockius LLP, Counsel to the Trust, Adviser, Administrator and Distributor, since 1995. Attorney, Aquila Management Corporation, 1994. Rutgers University School of Law - Newark, 1991-1994.
                        ------------------------------
* Messrs. Turner and Turner are Trustees who may be deemed to be "interested persons" of the Trust as the term is defined in the 1940 Act.

The Trustees and Officers of the Trust own less than 1% of the outstanding shares of the Trust. The Trust pays fees only to the Trustees who are not interested persons of the Trust. Compensation of Officers and interested Trustees of the Trust is paid by the adviser or the manager. It is estimated that Mr. Salvato, Mr. Wholihan and Dr. Lamm-Tennant, the non-interested Trustees, will receive $8,000 per year as compensation for serving on the Trust's Board.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Fund. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of the Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of the Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Shares of each Fund are offered on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York

Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of the Fund are valued by the Administrator. The Administrator will use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions, as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is only a summary of certain tax considerations generally affecting the Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

The Fund intends to qualify as a "regulated investment company" ("RIC") as defined under Subchapter M of the Code. By following such a policy, the Fund expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, the Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; (ii) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or of two or more issuers which the Fund controls or which are engaged in the same, similar or related trades or business.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, the Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

If the Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

State Taxes

The Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Fund to shareholders and the ownership of shares may be subject to state and local taxes.

PORTFOLIO TRANSACTIONS

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Fund. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer the Fund best price and execution or other services which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, the Fund or other accounts managed by the Adviser will be benefitted by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising the Fund.

It is expected that the Fund may execute brokerage or other agency transactions through the Distributor, which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, the Distributor is permitted to receive and retain compensation for effecting portfolio transactions for the Fund on an exchange if a written contract is in effect between the Trust and the Distributor expressly permitting the Distributor to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

Because the Fund does not market its shares through intermediary brokers or dealers, it is not the Fund's practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend the Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a portfolio represents an equal proportion ate interest in that portfolio with each other share.
Shares are entitled upon liquidation to a pro rata share in the net assets of the portfolio. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any portfolio and all assets in which such consideration is invested would belong to that portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


5% SHAREHOLDERS

As of the date of this Statement of Additional Information, SEI Fund Resources controls all of the outstanding shares of the Fund.

                           PART C:  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

        (a)  Financial Statements

                   Not applicable.

        (b)  Additional Exhibits

             1 Agreement and Declaration of Trust of the Registrant, dated January 26, 1996 (incorporated herein by reference to Initial Registration Statement filed on February 1, 1996).
             2 By-Laws of the Registrant (incorporated herein by reference to Initial Registration Statement filed on February 1,
                    1996).
             5(a) Form of Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996).
             6(a) Form of Distribution Agreement between the Registrant and SEI Financial Services Company, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996).
             8(a) Form of Custodian Agreement between the Registrant and CoreStates Bank, N.A., (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996).
             9(a) Form of Administration Agreement between the Registrant and SEI Financial Management Corporation, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996).
             9(b) Form of Agency Agreement between the Registrant and DST Systems, Inc., (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996).
             10 Opinion and Consent of Counsel, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996).
             16 Performance Calculations, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19, 1996).
             24 Powers of Attorney for Joan Lamm-Tennant, David G. Lee, Alfred C. Salvato, Mark Turner, Robert E. Turner and John T. Wholihan, (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration Statement filed April 19,
                    1996).
             24(a)  Power of Attorney for Stephen G. Meyer, filed herewith.

Item 25.  Persons Controlled by or under Common Control with Registrant:

     See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships. SEI Financial Management Corporation is the owner of all beneficial interest in the Administrator and is a subsidiary of SEI Corporation, which also controls the distributor of the Registrant, SEI Financial Services Company, other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.


Item 26.  Number of Holders of Securities, as of October 15, 1996:


     Turner Growth Equity Fund    130
                                  ---
     Turner Small Cap Fund        168
                                  ---
     Turner Fixed Income Fund       0
                                  ---
     Turner Midcap Fund            27
                                  ---

Item 27.  Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.  Business and Other Connections of Investment Adviser:

ADVISER
-------

Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Trust. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.

The list required by this Item 28 of officers and directors of Turner, together with information as to any other business profession, vocation or employment of substantial nature engaged in by such officers and directors during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Turner to the Advisers Act (SEC File No. 801-36220).

Item 29.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

     Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


     SEI Daily Income Trust                   July 15, 1982
     SEI Liquid Asset Trust                   November 29, 1982
     SEI Tax Exempt Trust                     December 3, 1982
     SEI Index Funds                          July 10, 1985
     SEI Institutional Managed Trust          January 22, 1987
     SEI International Trust                  August 30, 1988
     Stepstone Funds                          January 30, 1991
     The Advisors' Inner Circle Fund          November 14, 1991
     The Pillar Funds                         February 28, 1992
     CUFUND                                   May 1, 1992
     STI Classic Funds                        May 29, 1992
     CoreFunds, Inc.                          October 30, 1992
     First American Funds, Inc.               November 1, 1992
     First American Investment Funds, Inc.    November 1, 1992
     The Arbor Fund                           January 28, 1993
     1784 Funds                               June 1, 1993
     The PBHG Funds, Inc.                     July 16, 1993
     Marquis Funds/(R)/                       August 17, 1993
     Morgan Grenfell Investment Trust         January 3, 1994
     The Achievement Funds Trust              December 27, 1994
     Bishop Street Funds                      January 27, 1995
     CrestFunds, Inc.                         March 1, 1995
     STI Classic Variable Trust               August 18, 1995
     ARK Funds                                November 1, 1995
     Monitor Funds                            January 11, 1996
     FMB Funds, Inc.                          March 1, 1996
     SEI Asset Allocation Trust               April 1, 1996
     SEI Institutional Investments Trust      June 14, 1996
     First American Strategy Funds, Inc.      October 1, 1996

     SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, PA 19087.


                             Position and Office          Positions and Offices
Name                         with Underwriter             with Registrant
----                         ----------------             ---------------

Alfred P. West, Jr.          Director, Chairman & Chief          --
                             Executive Officer
Henry H. Greer               Director, President & Chief         --
                             Operating Officer
Carmen V. Romeo              Director, Executive Vice            --
                             President & Treasurer
Gilbert L. Beebower          Executive Vice President            --
Richard B. Lieb              Executive Vice President,           --
                             President-Investment
                             Services Division
Leo J. Dolan, Jr.            Senior Vice President               --
Carl A. Guarino              Senior Vice President               --
Jerome Hickey                Senior Vice President               --
Larry Hutchison              Senior Vice President               --
Steven Kramer                Senior Vice President               --
David G. Lee                 Senior Vice President            President
William Madden               Senior Vice President               --
Jack May                     Senior Vice President               --
A. Keith McDowell            Senior Vice President               --
Dennis J. McGonigle          Senior Vice President               --
Hartland J. McKeown          Senior Vice President               --
Barbara J. Moore             Senior Vice President               --
James V. Morris              Senior Vice President               --
Steven Onofrio               Senior Vice President               --
Kevin P. Robins              Senior Vice President,        Vice President
                             General Counsel & Secretary
Robert Wagner                Senior Vice President               --
Patrick K. Walsh             Senior Vice President               --
Kenneth Zimmer               Senior Vice President               --
Robert Aller                 Vice President                      --
Marc H. Cahn                 Vice President & Assistant    Vice President
                             Secretary
Gordon W. Carpenter          Vice President                      --
Todd Cipperman               Vice President & Assistant    Vice President
                             Secretary
Robert Crudup                Vice President & Managing           --
                             Director
Ed Daly                      Vice President                      --
Jeff Drennen                 Vice President                      --
Mick Duncan                  Vice President and Team             --
                             Leader
Vic Galef                    Vice President & Managing           --
                             Director


                             Position and Office          Positions and Offices
Name                         with Underwriter             with Registrant
----                         ----------------             ---------------

Kathy Heilig                 Vice President                      --
Michael Kantor               Vice President                      --
Samuel King                  Vice President                      --
Kim Kirk                     Vice President & Managing           --
                             Director
Donald H. Korytowski         Vice President                      --
John Krzeminski              Vice President & Managing           --
                             Director
Robert S. Ludwig             Vice President and Team             --
                             Leader
Vicki Malloy                 Vice President and Team             --
                             Leader
Carolyn McLaurin             Vice President & Managing           --
                             Director
W. Kelso Morrill             Vice President                      --
Barbara A. Nugent            Vice President & Assistant    Vice President
                             Secretary
Sandra K. Orlow              Vice President & Assistant    Vice President
                             Secretary
Donald Pepin                 Vice President & Managing           --
                             Director
Larry Pokora                 Vice President                      --
Kim Rainey                   Vice President                      --
Paul Sachs                   Vice President                      --
Mark Samuels                 Vice President & Managing           --
                             Director
Steve Smith                  Vice President                      --
Daniel Spaventa              Vice President                      --
Kathryn L. Stanton           Vice President & Assistant    Vice President
                             Secretary
Wayne M. Withrow             Vice President & Managing           --
                             Director
William Zawaski              Vice President                      --
James Dougherty              Director of Brokerage               --
                             Services

Item 30.  Location of Accounts and Records:

        Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3);
        (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  CoreStates Bank, N.A.
                  Broad & Chestnut Streets
                  P.O. Box 7618
                  Philadelphia, Pennsylvania  19101

        (b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D);
        (4); (5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

                  SEI Fund Resources
                  680 East Swedesford Road
                  Wayne, Pennsylvania 19087-1658

        (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
        the required books and records are maintained at the principal offices of the Registrant's Adviser:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania  19312


Item 31.  Management Services:  None.

Item 32.  Undertakings:

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Corporation, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940.

          Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the Midcap Fund, within 4-6 months from the effective date of the Registrant's Post-Effective Amendment No. 1.

          Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be certified for the Ultra Large Cap Fund, within 4-6 months from the effective date of the Registrant's Post-Effective Amendment No. 3.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 14th day of November 1996.

                                TURNER FUNDS

                                By: /s/ David G. Lee
                                   --------------------
                                   David G. Lee
                                   President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacity on the dates indicated.


                    *                       Trustee        November 14, 1996
         ------------------------
         Alfred C. Salvato

                    *                       Trustee        November 14, 1996
         ------------------------
         Joan Lamm-Tennant

                    *                       Trustee        November 14, 1996
         ------------------------
         Mark D. Turner

                    *                       Trustee        November 14, 1996
         ------------------------
         Robert E. Turner

                    *                       Trustee        November 14, 1996
         ------------------------
         John T. Wholihan

         /s/ David G. Lee                   President and  November 14, 1996
         ------------------------           Chief
         David G. Lee                       Executive
                                            Officer

         /s/ Stephen G. Meyer               Controller and November 14, 1996
         ------------------------           Chief
         Stephen G. Meyer                   Financial
                                            Officer


By:      /s/ David G. Lee                                  November 14, 1996
         -------------------
         David G. Lee
         Attorney-in-Fact

                                 EXHIBIT INDEX



  Name                                                    Exhibit
  ---------------------------------------------------------------

  Agreement and Declaration of Trust of the               Ex-99.B1
  Registrant, dated January 26, 1996,
  (incorporated herein by reference to Initial
  Registration Statement filed on February
  1, 1996).

  By-Laws of the Registrant, (incorporated herein         Ex-99.B2
  by reference to Initial Registration Statement filed on February 1, 1996).

  Form of Investment Advisory Agreement between           Ex-99.B5(a)
  the Registrant and Turner Investment Partners, Inc.
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Form of Distribution Agreement between the              Ex-99.B6(a)
  Registrant and SEI Financial Services Company
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Form of Custodian Agreement between the Registrant      Ex-99.B8(a)
  and CoreStates Bank, N.A. (incorporated herein by reference to Pre-Effective Amendment No. 1 to
  Registration Statement filed April 19, 1996)

  Form of Administration Agreement between the            Ex-99.B9(a)
  Registrant and SEI Financial Management Corporation
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Form of Agency Agreement between the Registrant and     Ex-99.B9(b)
  DST Systems, Inc. (incorporated herein by reference to Pre-Effective Amendment No. 1 to Registration
  Statement filed April 19, 1996)

  Opinion and Consent of Counsel                          Ex-99.B10
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Performance Calculations                                Ex-99.B16
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Powers of Attorney for Dr. Joan Lamm-Tennant,           Ex-99.B24
  David G. Lee, Alfred C. Salvato, Mark
  D. Turner, Robert E. Turner, and John T. Wholihan,
  (incorporated herein by reference to Pre-Effective
  Amendment No. 1 to Registration Statement filed
  April 19, 1996)

  Power of Attorney for Stephen G. Meyer, filed           Ex-99.B24(a)
  herewith.